U.S. SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2.

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE


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1.   Name and address of issuer:

         Crabbe Huson Funds
         121 S.W. Morrison, Suite 1400
         Portland, OR   97204

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2.   Name of each series or class of funds for which this notice is filed:

         See 1 additional page attached.

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3.   Investment Company Act File Number:   811-7427

         Securities Act File Number:   33-64363

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4.   Last day of fiscal year for which this notice is filed:

         October 31, 1996
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5.   Check box if this  notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                            [ ]

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6.   Date of  termination of issuer's  declaration  under rule  24f-2(a)(1),  if applicable (see instruction A.6):


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7.   Number and amount of  securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None

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8.   Number and amount of  securities  registered  during the fiscal  year other than pursuant to rule 24f-2:

         None
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9.   Number and aggregate sale price of securities sold during the fiscal year:

         135,284,525                                 $418,058,295

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10.  Number and aggregate  sale price of securities  sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         135,284,525                                 $418,058,295
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11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     instruction B.7):

         3,830,261                                   $37,979,690
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12.  Calculation of registration fee:

         (i)   Aggregate sale price of securities sold
               during the fiscal year in reliance on
               rule 24f-2(from item 10):                      $  418,058,295
                                                              ------------------
         (ii)  Aggregate price of shares issued in
               connection with dividend reinvestment
               plans (from item 11, if applicable):           +   37,979,690
                                                              ------------------
         (iii) Aggregate price of shares redeemed or
               repurchased during the fiscal year
               (if applicable):                               -  437,535,204
                                                              ------------------
         (iv)  Aggregate price of shares redeemed or
               repurchased and previously applied as
               a reduction to filing fees pursuant
               to rule 24c-2 (if applicable):                 +            0
                                                              ------------------
         (v)   Net aggregate price of securities sold and
               issued during the fiscal year in reliance
               on rule 24f-2 [line (i), plus line (ii),
               less line (iii), plus line (iv)]
               (if applicable):                                   18,502,781
                                                              ------------------
         (vi)  Multiplier prescribed by Section 6(b) of
               the Securities Act of 1933 or other
               applicable law or regulation (see
               Instruction C.6):                              x       1/3300
                                                              ------------------
         (vii) Fee due (line (i) or line (v) multiplied
               by line (vi):                                        5,606.90
                                                              ==================

Instruction:  Issuers should complete lines (ii),  (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the commission's Rules of Internal and Other Procedures (17 CFR 202.3a). [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         December 26, 1996

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                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)* /s/ Cheryl Burgermeister
                                --------------------------------------------
                                       Treasurer
                                --------------------------------------------

         Date:  December 26, 1996
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* Please print the name and title of the signing officer below the signature.
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ATTACHMENT


#2.      Name of each series or class of funds for which this notice is filed:

         Crabbe Huson Oregon Tax-Free Fund
         Crabbe Huson Asset Allocation Fund - Primary Class
         Crabbe Huson Asset Allocation Fund - Institutional Class
         Crabbe Huson Equity Fund - Primary  Class
         Crabbe Huson Equity Fund -  Institutional Class
         Crabbe Huson Income  Fund
         Crabbe Huson U.S. Government Income Fund
         Crabbe Huson U.S. Government Money Market Fund
         Crabbe Huson Real Estate  Investment Fund
         Crabbe Huson Small Cap Fund - Primary Class
         Crabbe Huson Small Cap Fund - Institutional Class

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                       [Davis Wright Tremaine Letterhead]


                                December 26, 1996



The Crabbe Huson Special Fund, Inc.
Crabbe Huson Funds

                  Re:      Annual Renewal
                           Our File No. 773126\1

Gentlemen:

                  We have acted as counsel to the Funds referred to above with respect to preparation of their Rule 24f-2 Notices for the fiscal year ended October 31, 1996, and with respect to the issuance of all shares referred to therein. It is our opinion that all shares issued by the Funds referred to above, during the fiscal year ended October 31, 1996, and which are referred to in the Rule 24f-2 Notices, are legally issued, fully paid and non-assessable by the respective Funds.

                                                  Very truly yours,

                                                DAVIS WRIGHT TREMAINE

                                                /s/ Mark A. Wentzien

                                Mark A. Wentzien


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